Earnings Per Share - Dilutive effects of share based awards (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from the computation of diluted earnings (per share)	2,360,029	2,207,701	2,003,651	1,856,579	1,536,690